Income Taxes - Provision for Income Tax (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Federal	$ (180,733)	$ 257,886	$ 884,743
State	35,519	(72,489)	53,015
Current Income Tax Expense (Benefit), Total	(145,214)	185,397	937,758
Deferred tax expense	972,944	3,885,194	673,977
Income tax expense	$ 827,730	$ 4,070,591	$ 1,611,735